Earnings per Share	12 Months Ended
Dec. 31, 2017
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Earnings per Share
31.	Earnings per Share

31.1	Basic

Basic earnings per common share is computed by dividing net income for the year by the weighted average number of shares outstanding during the period, excluding shares acquired by the Company and held in Treasury.

	12.31.2017	12.31.2016	12.31.2015
Net income attributable to owners of Embraer	246.8	166.1	69.2

	246.8	166.1	69.2

Weighted average number of shares (in thousands)	734,264	735,571	730,205
Basic earnings per share - U.S. dollars	0.3361	0.2258	0.0947

31.2	Diluted

Diluted earnings per share are calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all potentially dilutive shares. The Company has only one category of potentially dilutive shares, namely share purchase options. A calculation is made in respect of these share purchase options to determine the number of shares that could be acquired at fair value (determined as the average market price of the Company’s share), based on the monetary value of subscription rights tied to the share purchase options in circulation. The number of shares calculated as described above is compared with the number of shares issued, assuming the exercise of share purchase options.

	12.31.2017	12.31.2016	12.31.2015
Net income attributable to owners of Embraer	246.8	166.1	69.2

	246.8	166.1	69.2

Weighted average number of shares (in thousands)	734,264	735,571	730,205
Dilution for the issuance of stock options (in thousands) (i)	545	1,690	3,364
Weighted average number of shares (in thousands) - diluted	734,809	737,261	733,569
Diluted earnings per share - U.S. dollars	0.3359	0.2253	0.0943

(i)	Refers to the effect of potentially dilutive shares for December 31, 2017.

At December 31, 2017, there were no anti-dilutive effects.